Operating Expenses - Schedule of Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Expenses [Line Items]
Impairment loss	$ 47,449
Restructuring expense	277,160
General and administrative	6,572,765	11,405,471	15,209,919
Research and development	5,839,033	9,590,393	5,019,366
Marketing and advertising	4,570,546	3,697,523	4,929,598
Sales and marketing	6,581,333	6,158,477	6,396,906
Sales and marketing [Member]
Schedule of Operating Expenses [Line Items]
Salaries and Benefits	1,082,404	1,442,952	585,393
Professional and consulting fees	798,958	909,046	756,919
Office expenses	37,689	21,746	49,092
Travel and entertainment	85,174	84,082	40,038
Depreciation and amortization	4,686	3,128	35,866
Materials	1,876
Research and development [Member]
Schedule of Operating Expenses [Line Items]
Salaries and Benefits	3,586,218	3,415,784	1,961,718
Professional and consulting fees	1,033,013	2,161,406	1,316,861
Clinical study expenses		2,162,000
Office expenses	199,583	975,315	1,375,349
Travel and entertainment	101,446	198,998	118,695
Depreciation and amortization	637,861	524,009	106,327
Materials	280,913	152,881	140,416
General and administrative [Member]
Schedule of Operating Expenses [Line Items]
Salaries and Benefits	2,419,614	2,310,835	2,175,242
Employee stock option expense	149,510	3,266,702	8,931,386
Professional and consulting fees	2,405,487	3,883,687	2,144,679
Office expenses	606,601	657,185	785,862
Insurance	536,546	817,181	920,121
Travel and entertainment	80,517	130,606	133,257
Depreciation and amortization	374,490	339,275	119,372
Restructuring expense [Member]
Schedule of Operating Expenses [Line Items]
Salaries and Benefits	229,711
Impairment loss	$ 47,449